Share-based Payment - Summary of Assumptions Used to Determine Fair Value of Options Granted (Details) - Stock Option Plan - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price					$ 25.41	$ 56.91
Risk-free interest					0.94%	0.46%
Risk-free interest (Minimum)	3.10%	0.33%	3.10%	0.33%
Risk-free interest (Maximum)	3.60%	80.00%	3.60%	80.00%
Estimated life (years)	4 years		4 years		4 years 3 months 14 days	3 years 8 months 26 days
Expected volatility					82.73%	98.65%
Expected volatility (Minimum)	94.38%	83.40%	94.38%	83.40%
Expected volatility (Maximum)	106.70%	86.04%	106.70%	86.04%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Price	$ 1.64	$ 31.53	$ 1.64	$ 31.53
Exercise price	1.64	$ 31.53	1.64	$ 31.53
Estimated life (years)		5 years		5 years
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Price	1.55	$ 25.55	1.55	$ 25.55
Exercise price	$ 1.55	$ 25.55	$ 1.55	$ 25.55
Estimated life (years)		2 years 6 months		2 years 6 months